Cash and Cash Equivalents (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Nov. 30, 2020	Sep. 24, 2020
Cash and Cash Equivalents (Details) [Line Items]
Limited withdrawn amount		$ 5,000,000	$ 5,000,000
Construction funding account	$ 189,861,181	15,000,000	15,000,000	$ 85,000,000	$ 85,000,000
Cash flow amount	14,428,675	26,899,965
Held liquidity amount	8,500,000
Construction funding amount		24,999,963
Withdrawn amount	5,000,000
Cash and cash equivalent amount	15,000,000
Debt Service Retention account	5,928,675	8,400,000
Restricted Bank Account [Member]
Cash and Cash Equivalents (Details) [Line Items]
Balance amount	14,428,675	26,899,965	15,819,056
Liquidity account, [Member]
Cash and Cash Equivalents (Details) [Line Items]
Balance amount		8,500,000	8,500,000
Construction Funding account [Member]
Cash and Cash Equivalents (Details) [Line Items]
Balance amount		24,999,963
Debt Service Retention account [Member]
Cash and Cash Equivalents (Details) [Line Items]
Balance amount	$ 5,928,675	$ 8,400,000	$ 7,319,056